Transamerica BlackRock iShares Tactical - Conservative VP Expense Example - Transamerica BlackRock iShares Tactical - Conservative VP	Dec. 31, 2025 USD ($)
Initial
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	850
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	$ 1,146